Capital management	12 Months Ended
Dec. 31, 2022
Capital management
Capital management

19.Capital management

The Company manages its capital with the following objectives:

●	To ensure sufficient financial flexibility to achieve the ongoing business objectives, including funding of future growth opportunities, and pursuit of accretive acquisitions; and
●	To maximize shareholder, returns through enhancing its share value.

The Company monitors its capital structure and adjusts according to market conditions in an effort to meet its objectives given the current outlook of the business and industry in general. The Company may manage its capital structure by issuing new shares, repurchasing outstanding shares, adjusting capital spending, or disposing of assets. The capital structure is reviewed by management and the Board on an ongoing basis.

The Company considers its capital to be equity, comprising share capital, contributed surplus, accumulated other comprehensive loss and deficit, which at December 31, 2022 totaled $183,106 (December 31, 2021 - $184,902). The Company’s capital management objectives, policies and processes remained unchanged during the year ended December 31, 2022.